Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings per Share [abstract]
Earnings per Share

23.   Earnings per Share

	Years ended December 31,
Basic	2018	2017
Net income for the period	$33,990	$66,305
Weighted average number of shares (000's)	159,785	158,036
Earnings per share - basic	$0.21	$0.42

	Years ended December 31,
Diluted	2018	2017
Net income for the period	$33,990	$66,305

Weighted average number of shares (000's)	159,785	158,036
Incremental shares from options, RSUs and PSUs	1,851	250
Incremental shares from warrants	-	26
Weighted average diluted number of shares (000's)	161,636	158,312
Diluted earnings per share	$0.21	$0.42

As at December 31, 2018, there were 1,266 anti-dilutive options and nil warrants excluded from the above calculation (2017 – nil).